KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—89.5%
Communication Services—19.1%
Adevinta ASA (Norway)(1)	3,330,779	$55,939
Ascential plc (United Kingdom)(1)	13,356,562	70,138
Auto Trader Group plc (United Kingdom)	8,803,196	71,749
CTS Eventim AG & Co. KGaA (Germany)(1)	898,644	59,722
Karnov Group AB (Sweden)	7,158,581	51,769
MarkLines Co., Ltd. (Japan)	1,094,400	27,822
New Work SE (Germany)	188,198	64,375
Rightmove plc (United Kingdom)(1)	9,048,294	80,527
		482,041

Consumer Discretionary—5.1%
Allegro.eu SA (Poland)(1)	846,885	19,202
Goldlion Holdings Ltd. (Hong Kong)	24,177,293	4,896
Max Stock Ltd. (Israel)(1)	7,952,458	35,265
Mercari, Inc. (Japan)(1)	1,042,800	46,204
Moneysupermarket.com Group plc (United Kingdom)	6,708,568	23,907
		129,474

Consumer Staples—5.6%
Anhui Gujing Distillery Co., Ltd. Class B (China)	3,615,401	50,362
Cia Cervecerias Unidas SA Sponsored ADR (Chile)	2,771,843	40,746
Heineken Malaysia Bhd (Malaysia)	8,825,500	50,507
		141,615

Energy—2.8%
Computer Modelling Group Ltd. (Canada)	5,619,390	21,543
Pason Systems, Inc. (Canada)	7,901,518	48,915
		70,458

Financials—15.3%
Euroz Ltd. (Australia)	6,426,441	7,630
Gruppo Mutuionline SpA (Italy)	1,662,916	70,798
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	5,715,167	67,682
Nordnet AB publ (Sweden)(1)	2,127,128	33,377
Numis Corp. plc (United Kingdom)	5,237,820	24,246
Sabre Insurance Group plc (United Kingdom)	15,710,835	59,405
VNV Global AB (Sweden)(1)	8,633,821	122,776
		385,914

Health Care—3.7%
Haw Par Corp., Ltd. (Singapore)	8,405,019	68,049
Nakanishi, Inc. (Japan)	1,173,200	25,735
		93,784

Industrials—25.6%
AIT Corp. (Japan)	558,814	5,071
BTS Group AB Class B (Sweden)	849,029	22,393
CAE, Inc. (Canada)	2,538,479	70,337
Enento Group Oyj (Finland)	1,718,649	70,546
Golden Friends Corp. (Taiwan)	1,765,559	3,594
Haitian International Holdings Ltd. (Hong Kong)	13,880,000	47,983
HeadHunter Group plc ADR (Russia)	4,202,099	127,113
Howden Joinery Group plc (United Kingdom)(1)	3,915,226	36,922
Kerry TJ Logistics Co., Ltd. (Taiwan)	15,556,000	24,803
Lumax International Corp., Ltd. (Taiwan)	7,818,259	19,116
	Shares	Value

Industrials—continued
Marel HF (Iceland)	11,643,556	$71,406
Rotork plc (United Kingdom)	7,060,300	30,703
S-1 Corp. (South Korea)	573,247	44,855
Voltronic Power Technology Corp. (Taiwan)	1,743,027	69,478
		644,320

Information Technology—11.0%
Alten SA (France)(1)	503,455	56,984
Bouvet ASA (Norway)	750,682	62,161
Brockhaus Capital Management AG (Germany)(1)	761,996	28,625
FDM Group Holdings plc (United Kingdom)	2,599,590	39,958
Fortnox AB (Sweden)	601,995	33,840
SimCorp A/S (Denmark)	311,125	46,242
Webstep AS (Norway)	3,119,279	8,076
		275,886

Materials—1.3%
Corp. Moctezuma SAB de C.V. (Mexico)	11,417,218	33,283
Total Common Stocks (Identified Cost $1,638,033)		2,256,775

Warrant—0.2%
Financials—0.2%
VNV Global AB (Sweden)(1)	1,738,308	4,543
Total Warrant (Identified Cost $0)		4,543

Total Long-Term Investments—89.7% (Identified Cost $1,638,033)		2,261,318

Short-Term Investment—9.3%
Money Market Mutual Fund—9.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	234,989,055	234,989
Total Short-Term Investment (Identified Cost $234,989)		234,989

TOTAL INVESTMENTS—99.0% (Identified Cost $1,873,022)		$2,496,307
Other assets and liabilities, net—1.0%		26,004
NET ASSETS—100.0%		$2,522,311

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
Country Weightings†
United Kingdom	21%
Sweden	10
United States	9
Germany	6
Canada	6
Russia	5
Norway	5
Other	38
Total	100%
† % of total investments as of December 31, 2020.
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,256,775	$2,256,775
Warrant	4,543	4,543
Money Market Mutual Fund	234,989	234,989
Total Investments	$2,496,307	$2,496,307
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

KAR INTERNATIONAL SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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